Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit before income taxes	R$ 13,642,808	R$ 4,753,984	R$ 4,272,750
Statutory rate	34.00%	34.00%	34.00%
Estimated expense at the statutory rate	R$ (4,638,555)	R$ (1,616,355)	R$ (1,452,735)
Tax benefit of interest on equity	672,796	329,017	284,920
Provision – Law 4,819/1958 – G0	(23,721)	(38,245)	(26,786)
Donations	(21,591)	(7,046)	(16,588)
Tax incentives	52,892	62,510
Agreement with AAPS	(77,471)
Other differences	(27,595)	39,666	59,706
Income tax and social contribution	(4,063,245)	(1,230,453)	(1,151,483)
Current income tax and social contribution	(1,302,648)	(1,545,671)	(1,230,234)
Deferred income tax and social contribution	R$ (2,760,597)	R$ 315,218	R$ 78,751
Effective rate	30.00%	26.00%	27.00%